Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Exchange of Warrants [Member] | Additional Paid-in Capital [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Issuance of common shares, per share	$ 11.50
Additional Paid-in Capital [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Issuance of common shares, per share	$ 11.00
Additional Paid-in Capital [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Issuance of common shares, per share	$ 11.00
Retained Earnings [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Pension and postretirement plans, tax benefit	$ 11
Derivatives valuation, tax expense	11
Unrealized gain on available for sale equity securities, tax benefit	$ 18	$ 51